Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net income	¥ 33,585,084	$ 5,147,140	¥ 47,236,997	¥ 27,412,441
Adjustments for:
Depreciation of property and equipment	9,139,721	1,400,723	7,864,390	7,465,171
Amortization of land use rights	946,697	145,088	940,247	940,247
Amortization of acquired intangible assets	5,000	766	5,000	3,333
Change in fair value of short-term investments	5,217	800	(5,217)	(60,931)
Gain on disposal of Lianwai Kindergarten				(242,971)
Changes in assets and liabilities:
Accounts receivable	1,251,480	191,798	(313,106)	2,061,626
Inventories	(463,532)	(71,039)	(626,772)	(118,997)
Prepayments and other current assets	(1,983,060)	(303,917)	253,204	(7,196)
Amounts due from related parties			7,897,139	1,749,068
Accounts payable	2,350,949	360,299	648,777	2,497,709
Amounts due to related parties			(2,768,979)	1,620,000
Salaries and welfare payable	4,073,393	624,275	(2,215,193)	6,580,089
Taxes payable	281,947	43,210	(549,432)	(601,088)
Deferred revenue, current and non-current	(692,663)	(106,155)	503,648	2,825,985
Accrued liabilities and other current liabilities	955,753	146,476	(95,651)	199,824
Net cash provided by operating activities	49,455,986	7,579,464	58,775,052	52,324,310
Cash flows from investing activities:
Purchase of short-term investments	(67,000,000)	(10,268,199)	(30,000,000)	(5,000,000)
Proceeds from maturity of short-term investments	87,000,000	13,333,333	15,060,931	12,254,532
Purchase of property and equipment	(13,139,828)	(2,013,767)	(13,163,904)	(15,550,279)
Proceeds from disposal of property and equipment	143,076	21,927	4,591
Loans lent to related parties	(22,161,208)	(3,396,354)	(34,378,323)	(38,075,974)
Repayments of loans by related parties	34,915,596	5,351,049	22,601,705	39,098,204
Receipts of the consideration from the divestiture of Lianwai Kindergarten			5,136,000	4,636,873
Net cash (used in)/provided by investing activities	19,757,636	3,027,989	(34,739,000)	(2,636,644)
Cash flows from financing activities:
Proceeds from short-term borrowings with banks	73,100,000	11,203,065	119,800,000	85,000,000
Repayments of short-term borrowings with banks	(117,004,394)	(17,931,708)	(105,200,000)	(119,680,000)
Proceeds from short-term borrowings from related parties	6,730,369	1,031,474	6,380,645
Repayment of short-term borrowings to related parties	(6,730,369)	(1,031,474)	(6,380,645)	(47,367,964)
Repayments of loan payable due to Lianwai Kindergarten			(16,561,532)
Proceeds from issuance of ordinary shares upon IPO	208,718,163	31,987,458
Cash paid for initial public offering related costs	(38,023,962)	(5,827,427)
Net cash (used in)/provided by financing activities	126,789,807	19,431,388	(1,961,532)	(82,047,964)
Effect of exchange rate changes on cash and cash equivalents	(7,956,640)	(1,219,408)
Net (decrease)/increase in cash and cash equivalents	188,046,789	28,819,433	22,074,520	(32,360,298)
Cash and cash equivalents at the beginning of year	24,722,917	3,788,953	2,648,397	35,008,695
Cash and cash equivalents at the end of year	212,769,706	32,608,386	24,722,917	2,648,397
Supplemental disclosure of cash flow information:
Cash paid for interest expenses	2,148,384	329,254	3,424,930	5,442,647
Supplemental schedule of non-cash investing and financing activities:
Payables for property and equipment	¥ 1,061,462	$ 162,676	¥ 3,723,326	8,105,904
Receivables of the consideration from the divestiture of Lianwai Kindergarten				5,136,000
Loan payable due to Lianwai Kindergarten				¥ 16,561,532